Acquisitions, Acquired Intangible Assets, and Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisitions, Acquired Intangible Assets, and Goodwill	Acquisitions, Acquired Intangible Assets, and Goodwill
Acquisitions
On August 27, 2020, the Company acquired 100% of the outstanding capital of Prowly for cash consideration of $3,317. In addition to the purchase consideration, the founders of Prowly are eligible to earn up to a maximum of $2,750 in aggregate additional consideration based on the satisfaction of certain earnings targets as defined in the purchase agreement. For the three and nine months ended September 30, 2021, the Company recognized compensation expense of $283 and $452, respectively, as compensation expense related to the additional consideration.
Intangible Assets
Intangible assets consisted of intangible assets resulting from the acquisition of Prowly and capitalized internal-use software development costs. Intangible assets consists of the following:

	As of September 30, 2021
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	1,194	(219)	975
Trade name	68	(25)	43
Capitalized internal-use software	1,997	(904)	1,093
Total as of September 30, 2021	$3,259	$(1,148)	$2,111

	As of December 31, 2020
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	1,194	(66)	1,128
Trade name	68	(3)	65
Capitalized internal-use software	1,561	(523)	1,038
Total as of December 31, 2020	$2,823	$(592)	$2,231
During the three and nine months ended September 30, 2021, the Company capitalized $170 and $441, respectively, of software development costs, which are classified as intangible assets on the accompanying consolidated balance sheets. During the three and nine months ended September 30,
2020, the Company capitalized $292 and $895, respectively, of software development costs. The Company recorded amortization expense associated with its capitalized development costs of $123 and $382 for the three and nine months ended September 30, 2021, respectively. The Company recorded amortization expense associated with its capitalized development costs of $75 and $179 for the three and nine months ended September 30, 2020, respectively. As of September 30, 2021 and December 31, 2020, the capitalized internal-use software asset balances totaled $1,093 and $1,038, respectively.
Amortization expense for acquired intangible assets was $55 and $171 for the three and nine months ended September 30, 2021. There was no amortization expense for acquired intangible assets for the three and nine months ended September 30, 2020.
As of September 30, 2021, future amortization expense is expected to be as follows:

Amount
Remainder of 2021	$156
2022	559
2023	428
2024	199
2025 and thereafter	769
Total	$2,111
Goodwill
There was no change in the carrying value of goodwill of $1,991 from December 31, 2020 through September 30, 2021.
Acquisitions, Acquired Intangible Assets, and Goodwill
Acquisitions
On August 27, 2020, the Company acquired 100% of the outstanding capital of Prowly for cash consideration of $3,317. Of the total purchase consideration, $497 is being held by the Company to secure post-closing claims and is payable 18 months from the closing date of the acquisition. The Company has classified this amount as a long-term liability in the accompanying consolidated balance sheet as of December 31, 2020. Aggregate acquisition-related costs associated with this business combination were $420 for the fiscal year ended December 31, 2020, and were included in general and administrative expenses in the consolidated statement of operations and comprehensive loss. In addition to the purchase consideration, the founders of Prowly are eligible to earn up to a maximum of $2,750 in aggregate additional consideration based on the satisfaction of certain earnings targets as defined in the purchase agreement. The additional consideration payable to the founders is contingent upon their continued employment with the Company. Accordingly, this amount will be recognized as compensation expense over the service period contractually required to earn such amounts, which is a three-year service period beginning on September 1, 2020. For the year ended December 31, 2020, the Company recognized compensation expense of $328 as compensation expense related to the additional consideration. The Company also issued $291 of restricted stock units to the founders of Prowly. These awards will vest over time based on continued employment, and accordingly will be accounted for as stock-based compensation expense.
Upon the completion of the acquisition, Prowly became a wholly owned subsidiary of the Company. The results of operations of this business combination have been included in the Company’s consolidated financial statements from its respective acquisition date.
The Company has accounted for this transaction as a business combination under the acquisition method. The total purchase price was allocated to the tangible and intangible assets acquired and the liabilities assumed based on their estimated fair values. The Company recorded the excess of the purchase price over those fair values as goodwill. The following table presents the purchase price allocation recorded in the Company’s consolidated balance sheet as of the acquisition date, which was preliminary as of December 31, 2020:

Purchase Price
Assets acquired	Allocation
Fair value of tangible assets:
Cash	$135
Accounts receivable	193
Other assets	8
Goodwill	1,991
Identifiable intangible assets	1,262
Total assets acquired	$3,589
Liabilities assumed
Accounts payable	$11
Accrued expenses	60
Deferred revenue	80
Deferred tax liability	121
Total liabilities assumed	$272
Net assets acquired	$3,317
The Company believes the goodwill balance associated with this acquisition represents the synergies expected from expanded market opportunities when integrating the acquired developed technologies with the Company’s offerings. The goodwill acquired in the acquisition is not deductible for tax purposes.
The Company allocated $1,262 of the purchase price to identifiable intangible assets consisting of developed technology, to be amortized over six years using a straight-line amortization method and trade names, to be amortized over three years using a straight-line amortization method. The intangible assets acquired in the acquisition are not deductible for tax purposes.
This business combination did not have a material impact on the Company’s consolidated financial statements. Therefore, actual results of operations subsequent to the acquisition date and pro forma results of operations have not been presented.
Intangible Assets
Intangible assets consisted of intangible assets resulting from the acquisition of Prowly and capitalized internal-use software development costs. Intangible assets consists of the following:

	As of December 31, 2020
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$1,194	$(66)	$1,128
Trade name	68	(3)	65
Capitalized internal-use software	1,561	(523)	1,038
Total as of December 31, 2020	$2,823	$(592)	$2,231

	As of December 31, 2019
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Capitalized internal-use software	$626	$(218)	$408
Total as of December 31, 2019	$626	$(218)	$408
Amortization expense for acquired intangible assets was $69 for the year ended December 31, 2020
As of December 31, 2020, future amortization expense is expected to be as follows:

Fiscal Year Ended December 31,	Amount
2021	$692
2022	546
2023	422
2024	208
2025 and thereafter	363
Total	$2,231
Goodwill
The changes in the carrying value of goodwill were as follows:

Amount
Balance as of January 1, 2020	$—
Prowly acquisition	1,991
Balance as of December 31, 2020	$1,991